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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Angelo, Gordon & Co., L.P.
Address:          245 Park Avenue, 26th Floor
                  New York, New York 10167

Form 13F File Number:      028-02616

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kirk P. Wickman
Title:            General Counsel
Phone:            212-692-2010

Signature, Place, and Date of Signing:

/s/ Kirk P. Wickman               New York, New York           May 15, 2009
--------------------------     ------------------------    ------------------
      [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                           0
                                                            ------------------

Form 13F Information Table Entry Total:                                    121
                                                            ------------------

Form 13F Information Table Value Total:                               $891,236
                                                            ------------------
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ----------        ------------------------           ------------------

         None.


                                                     Angelo, Gordon & Co., L.P.
                                                     Form 13F Information Table
                                                    Quarter ended March 31, 2009


                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE      SHARES OR
                           TITLE OF        CUSIP      (IN        PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)      AMOUNT   PRN CALL  SOLE DEFINED OTHER MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                             COM SH
ACADIA RLTY TR               BEN INT      004239109    $212          20,000  SH       SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
ACCESS INTEGRATED
TECHNLGS I                   CLA          004329108    $981       1,583,577  SH       SOLE                       1,583,577
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED LIFE SCIENCES
HLDGS                        COM          00765H107    $366       1,528,662  SH       SOLE                       1,528,662
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
AGCO CORP                    1.250%12/1   001084AM4    $2,267     3,000,000 PRN       SOLE                       3,000,000
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE
EQ IN                        COM          015271109    $364          10,000  SH CALL  SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
ALLIANT TECHSYSTEMS INC      2.750% 2/1   018804AH7    $5,011     5,000,000 PRN       SOLE                       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
AMB PROPERTY CORP            COM          00163T109    $432          30,000  SH       SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
APOGENT  TECHNOLOGIES INC    DBCV  12/1   03760AAK7    $17,640   14,000,000 PRN       SOLE                      14,000,000
------------------------------------------------------------------------------------------------------------------------------------
ATLAS ACQUISITION HLDGS
CORP                         COM          049162100    $8,007       850,000  SH       SOLE                         850,000
------------------------------------------------------------------------------------------------------------------------------------
AVALONBAY CMNTYS INC         COM          053484101    $941          20,000  SH PUT   SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
BIOMED REALTY TRUST          COM          09063H107    $203          30,000  SH CALL  SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
                             DECV
BLACKROCK INC                2.625% 2/1   09247XAB7    $413         300,000 PRN       SOLE                         300,000
------------------------------------------------------------------------------------------------------------------------------------
BOISE INC                    COM          09746Y105    $1,220     2,000,000  SH       SOLE                       2,000,000
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PPTYS LTD             NOTE
PARTNERSHIP                  2.875%  2/1  10112RAK0    $9,360    12,000,000 PRN       SOLE                      12,000,000
------------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC        COM          101121101    $350          10,000  SH CALL  SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
                             SH BEN
BRANDYWINE RLTY TR           INT NEW      105368203    $285         100,000  SH       SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE      SHARES OR
                           TITLE OF        CUSIP      (IN        PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)      AMOUNT   PRN CALL  SOLE DEFINED OTHER MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                             SH BEN
BRANDYWINE RLTY TR           INT NEW      105368203    $285         100,000  SH CALL  SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
BRE PROPERTIES INC           CL A         05564E106    $392          20,000  SH PUT   SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
BROOKDALE SR LIVING INC      COM          112463104    $303          60,000  SH PUT   SOLE                          60,000
------------------------------------------------------------------------------------------------------------------------------------
CAPITALSOURCE INC            COM          14055X102    $61           50,000  SH CALL  SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------
CBL & ASSOC PPTYS INC        COM          124830100    $236         100,000  SH CALL  SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
CEDAR SHOPPING CTRS INC      COM NEW      150602209    $87           50,000  SH CALL  SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------
CHOICE HOTELS INTL INC       COM          169905106    $387          15,000  SH       SOLE                          15,000
------------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL OUTDOOR
HLDGS                        CL A         18451C109    $2,501       681,533  SH       SOLE                         681,533
------------------------------------------------------------------------------------------------------------------------------------
COGDELL SPENCER INC          COM          19238U107    $447          87,700  SH       SOLE                          87,700
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE OFFICE PPTYS TR    SH BEN INT   22002T108    $248          10,000  SH CALL  SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
CONTINENTAL AIRLS INC        5.000% 6/1   210795PJ3    $5,684     7,000,000 PRN       SOLE                       7,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
CUBIST PHARMACEUTICALS INC   2.250% 6/1   229678AC1    $480         600,000 PRN       SOLE                         600,000
------------------------------------------------------------------------------------------------------------------------------------
CYCLACEL PHARMACEUTICALS     PFD
INC                          CONV EX 6%   23254L207    $333         196,000  SH       SOLE                         196,000
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED       NOTE
RLTY                         3.000% 3/1   251591AS2    $30,049   62,930,000 PRN       SOLE                      62,930,000
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED       NOTE
RLTY                         3.500% 8/1   251591AQ6    $18,503   35,584,000 PRN       SOLE                      35,584,000
------------------------------------------------------------------------------------------------------------------------------------
DEVELOPERS DIVERSIFIED
RLTY                         COM          251591103    $426         200,000  SH CALL  SOLE                         200,000
------------------------------------------------------------------------------------------------------------------------------------
DIGITAL RLTY TR INC          COM          253868103    $331          10,000  SH       SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
EASTGROUP PPTYS INC          COM          277276101    $280          10,000  SH CALL  SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE      SHARES OR
                           TITLE OF        CUSIP      (IN        PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)      AMOUNT   PRN CALL  SOLE DEFINED OTHER MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ENERGY CONVERSION DEVICES    NOTE
IN                           3.000% 6/1   292659AA7    $4,650     9,000,000 PRN       SOLE                       9,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM SH
ENTERTAINMENT PPTYS TR       BEN INT      29380T105    $315          20,000  SH CALL  SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM SH
ENTERTAINMENT PPTYS TR       BEN INT      29380T105    $472          30,000  SH PUT   SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
ENZON PHARMACEUTICALS INC    4.000% 6/0   293904AE8    $1,581     2,000,000 PRN       SOLE                       2,000,000
------------------------------------------------------------------------------------------------------------------------------------
EQUITY ONE                   COM          294752100    $243          20,000  SH CALL  SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
ESSEX PPTY TR INC            COM          297178105    $573          10,000  SH PUT   SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST INDUSTRIAL REALTY
TRUS                         COM          32054K103    $367         150,000  SH CALL  SOLE                         150,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST POTOMAC RLTY TR        COM          33610F109    $933         127,000  SH PUT   SOLE                         127,000
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STREET PPTYS CORP   COM          35471R106    $492          40,000  SH CALL  SOLE                          40,000
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN STREET PPTYS CORP   COM          35471R106    $492          40,000  SH PUT   SOLE                          40,000
------------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER
& GO                         PFD CONV     35671D782    $15,157      235,000  SH       SOLE                         235,000
------------------------------------------------------------------------------------------------------------------------------------
GASTAR EXPL LTD              COM          367299104    $1,399     2,590,827  SH       SOLE                       2,590,827
------------------------------------------------------------------------------------------------------------------------------------
                             SDCV
GENESCO INC                  4.125%6/1    371532AN2    $2,479     2,500,000 PRN       SOLE                       2,500,000
------------------------------------------------------------------------------------------------------------------------------------
GEOMET INC DEL               COM          37250U201    $232         400,000  SH       SOLE                         400,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
GILEAD SCIENCES INC          .625% 5/0    375558AH6    $7,049     5,500,000 PRN       SOLE                       5,500,000
------------------------------------------------------------------------------------------------------------------------------------
                             SDCV
GREATBATCH INC               2.250% 6/1   39153LAB2    $8,563    11,500,000 PRN       SOLE                      11,500,000
------------------------------------------------------------------------------------------------------------------------------------
GSI GROUP INC CDA            COM          36229U102    $265         278,976  SH       SOLE                         278,976
------------------------------------------------------------------------------------------------------------------------------------
                             DBCV
HASBRO INC                   2.750%12/0   418056AN7    $2,507     2,000,000 PRN       SOLE                       2,000,000
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE REIT INC         COM          42217K106    $110           3,600  SH CALL  SOLE                           3,600
------------------------------------------------------------------------------------------------------------------------------------




                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE      SHARES OR
                           TITLE OF        CUSIP      (IN        PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)      AMOUNT   PRN CALL  SOLE DEFINED OTHER MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
HIGHWOODS PPTYS INC          COM          431284108    $214          10,000  SH       SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
HOME PROPERTIES INC          COM          437306103    $459          15,000  SH CALL  SOLE                          15,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM SH
HOSPITALITY PPTYS TR         BEN INT      44106M102    $480          40,000  SH CALL  SOLE                          40,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
ILLUMINA INC                 0.625% 2/1   452327AB5    $10,804    6,250,000 PRN       SOLE                       6,250,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS
MACHS                        COM          459200101    $9,689       100,000  SH       SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME           DBCV
TECHNOLOG                    2.600%12/1   459902AP7    $12,265   12,612,000 PRN       SOLE                      12,612,000
------------------------------------------------------------------------------------------------------------------------------------
                             RUSSELL
ISHARES TR                   2000         464287655    $357,425   8,500,000  SH PUT   SOLE                       8,500,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
JOHNSON CTLS INC             6.500% 9/3   478366AS6    $13,288   10,500,000 PRN       SOLE                      10,500,000
------------------------------------------------------------------------------------------------------------------------------------
KILROY RLTY CORP             COM          49427F108    $343          20,000  SH PUT   SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
KIMCO REALTY CORP            COM          49446R109    $228          30,000  SH CALL  SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
                             UNIT
LEGG MASON INC               99/99/9999   524901303    $19,664    1,100,089  SH       SOLE                       1,100,089
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY ACQUISITION
HLDGS CO                     COM          53015Y107    $3,590       408,900  SH       SOLE                         408,900
------------------------------------------------------------------------------------------------------------------------------------
LIBERTY PPTY TR              SH BEN INT   531172104    $284          15,000  SH       SOLE                          15,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
LIFEPOINT HOSPITALS INC      3.500% 5/1   53219LAH2    $1,859     2,600,000 PRN       SOLE                       2,600,000
------------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP          COM          554489104    $594          30,000  SH       SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW        CL A         571903202    $327          20,000  SH CALL  SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW        CL A         571903202    $490          30,000  SH PUT   SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
                             PFD
MCMORAN EXPLORATION CO       MAND CNV     582411500    $8,694       208,800  SH       SOLE                         208,800
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
MCMORAN EXPLORATION CO       5.250%10/0   582411AE4    $5,310     7,500,000 PRN       SOLE                       7,500,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE      SHARES OR
                           TITLE OF        CUSIP      (IN        PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)      AMOUNT   PRN CALL  SOLE DEFINED OTHER MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
MEDTRONIC INC                1.625% 4/1   585055AM8    $8,870    10,000,000 PRN       SOLE                      10,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
MICRON TECHNOLOGY INC        1.875% 6/0   595112AH6    $3,194     6,906,000 PRN       SOLE                       6,906,000
------------------------------------------------------------------------------------------------------------------------------------
MID-AMER APT CMNTYS INC      COM          59522J103    $308          10,000  SH CALL  SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
MOLINA HEALTHCARE INC        3.750%10/0   60855RAA8    $5,546     8,000,000 PRN       SOLE                       8,000,000
------------------------------------------------------------------------------------------------------------------------------------
MORGANS HOTEL GROUP CO       COM          61748W108    $311         100,000  SH CALL  SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE HEALTH PPTYS
INC                          COM          638620104    $332          15,000  SH       SOLE                          15,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
NEWMONT MINING CORP          1.250% 7/1   651639AJ5    $3,415     3,000,000 PRN       SOLE                       3,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
NEWMONT MINING CORP          3.000% 2/1   651639AK2    $928         750,000 PRN       SOLE                         750,000
------------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP          COM          651639106    $931          20,800  SH       SOLE                          20,800
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
NII HLDGS INC                3.125% 6/1   62913FAJ1    $2,800     4,000,000 PRN       SOLE                       4,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
ON SEMICONDUCTOR CORP        2.625%12/1   682189AG0    $2,730     3,880,000 PRN       SOLE                       3,880,000
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA RL ESTATE
INVT                         SH BEN INT   709102107    $355         100,000  SH CALL  SOLE                         100,000
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA RL ESTATE
INVT                         SH BEN INT   709102107    $177          50,000  SH PUT   SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------
                             DBCV
PLACER DOME INC              2.750%10/1   725906AK7    $5,619     4,000,000 PRN       SOLE                       4,000,000
------------------------------------------------------------------------------------------------------------------------------------
POST PPTYS INC               COM          737464107    $405          40,000  SH PUT   SOLE                          40,000
------------------------------------------------------------------------------------------------------------------------------------
PROLOGIS                     SH BEN INT   743410102    $390          60,000  SH PUT   SOLE                          60,000
------------------------------------------------------------------------------------------------------------------------------------
                             PSHS REAL
PROSHARES TR                 ESTAT        74347R552    $43,601      825,000  SH       SOLE                         825,000
------------------------------------------------------------------------------------------------------------------------------------
                             PSHS ULSHT
PROSHARES TR                 SP500        74347R883    $9,912       125,000  SH       SOLE                         125,000
------------------------------------------------------------------------------------------------------------------------------------
                             PSHS
PROSHARES TR                 ULSHRUS2000  74347R834    $56,854      807,363  SH       SOLE                         807,363
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE      SHARES OR
                           TITLE OF        CUSIP      (IN        PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)      AMOUNT   PRN CALL  SOLE DEFINED OTHER MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
PRUDENTIAL FINL INC          FRNT 12/1    744320AJ1    $5,857     6,000,000 PRN       SOLE                       6,000,000
------------------------------------------------------------------------------------------------------------------------------------
PUBLIC STORAGE               COM          74460D109    $552          10,000  SH CALL  SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
REALTY INCOME CORP           COM          756109104    $188          10,000  SH PUT   SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH CORP         COM          806605101    $36,502    1,550,000  SH       SOLE                       1,550,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH CORP         COM          806605101    $1,177        50,000  SH CALL  SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------
                             PFD
SCHERING-PLOUGH CORP         CONV MAN07   806605705    $28,807      138,000  SH       SOLE                         138,000
------------------------------------------------------------------------------------------------------------------------------------
                             DBCV
SEACOR HOLDINGS INC          2.875%12/1   811904AJ0    $4,780     5,000,000 PRN       SOLE                       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC         COM          828806109    $346          10,000  SH CALL  SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC         COM          828806109    $1,039        30,000  SH PUT   SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP           COM          78440X101    $324          30,000  SH CALL  SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP           COM          78440X101    $540          50,000  SH PUT   SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------
SOVRAN SELF STORAGE INC      COM          84610H108    $401          20,000  SH       SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                      UNIT SER 1   78462F103    $4,294        54,000  SH PUT   SOLE                          54,000
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS & RESORTS
WRLD                         COM          85590A401    $254          20,000  SH CALL  SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
STARWOOD HOTELS & RESORTS
WRLD                         COM          85590A401    $508          40,000  SH PUT   SOLE                          40,000
------------------------------------------------------------------------------------------------------------------------------------
SUNRISE SENIOR LIVING INC    COM          86768K106    $261         384,600  SH CALL  SOLE                         384,600
------------------------------------------------------------------------------------------------------------------------------------
TANGER PPTYS LTD             NOTE
PARTNERSHIP                  3.750% 8/1   875484AE7    $5,545     5,640,000 PRN       SOLE                       5,640,000
------------------------------------------------------------------------------------------------------------------------------------
TANGER FACTORY OUTLET
CTRS I                       COM          875465106    $308          10,000  SH CALL  SOLE                          10,000
------------------------------------------------------------------------------------------------------------------------------------
TANGER FACTORY OUTLET
CTRS I                       COM          875465106    $617          20,000  SH PUT   SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      INVESTMENT DISCRETION        VOTING AUTHORITY
                                                  FAIR MARKET
                                                     VALUE      SHARES OR
                           TITLE OF        CUSIP      (IN        PRINCIPAL  SH/ PUT/       SHARED  SHARED OTHER
ISSUER                       CLASS         NUMBER  THOUSANDS)      AMOUNT   PRN CALL  SOLE DEFINED OTHER MANAGERS   SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL          DECV
FIN II L                     0.250% 2/0   88164RAB3    $16,984   13,000,000 PRN       SOLE                      13,000,000
------------------------------------------------------------------------------------------------------------------------------------
                             COM
THERMADYNE HLDGS CORP NEW    PAR $0.01    883435307    $9,532     4,496,555  SH       SOLE                       4,496,555
------------------------------------------------------------------------------------------------------------------------------------
UNITED DOMINION REALTY       NOTE
TR IN                        4.000%12/1   910197AK8    $258          30,000 PRN PUT   SOLE                          30,000
------------------------------------------------------------------------------------------------------------------------------------
VAIL RESORTS INC             COM          91879Q109    $1,430        70,000  SH PUT   SOLE                          70,000
------------------------------------------------------------------------------------------------------------------------------------
VENTAS INC                   COM          92276F100    $452          20,000  SH CALL  SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
VENTAS INC                   COM          92276F100    $452          20,000  SH PUT   SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
                             DBCV
VORNADO RLTY TR              2.850% 4/0   929042AC3    $11,830   15,721,000 PRN       SOLE                      15,721,000
------------------------------------------------------------------------------------------------------------------------------------
                             NOTE
WEBMED CORP                  3.125% 9/0   94769MAG0    $4,233     5,000,000 PRN       SOLE                       5,000,000
------------------------------------------------------------------------------------------------------------------------------------
WEINGARTEN RLTY INVS         SH BEN INT   948741103    $190          20,000  SH CALL  SOLE                          20,000
------------------------------------------------------------------------------------------------------------------------------------
WEST PHARMACEUTICAL SVSC     SDCV
INC                          4.000% 3/1   955306AA3    $3,716     5,700,000 PRN       SOLE                       5,700,000
------------------------------------------------------------------------------------------------------------------------------------
WYNDHAM WORLDWIDE CORP       COM          98310W108    $210          50,000  SH       SOLE                          50,000
------------------------------------------------------------------------------------------------------------------------------------
TOTAL FAIR MARKET VALUE (in                            $891,236
thousands)

